Related Parties Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Parties Transactions (Details) [Line Items]
Received services amount	$ 14,813	$ 14,598	$ 8,523
Due to related parties	2,927	3,187
Due from related parties	1,149	858
Sapiens Software Solutions (Poland) [Member]
Related Parties Transactions (Details) [Line Items]
Professional services and fixed assets	181	197	521
Hardware and Software [Member]
Related Parties Transactions (Details) [Line Items]
Purchased from affiliated companies	$ 109	$ 369	$ 267